Brett Agnew Vice President- Associate General Counsel 8300 Mills Civic Parkway, West Des Moines, IA 50266 Phone: 515-327-5890 | Department Fax: 515-221-4813 bagnew @sfgmembers.com

September 14, 2023

VIA EDGAR

Commissioners

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Midland National Life Insurance Company

Midland National Life Separate Account C

Post-Effective Amendment No. 3 to the Registration Statement on Form N-4

File Nos. 333-255058; 811-07772

Commissioners:

On behalf of Midland National Life Insurance Company (the “Company”) and Midland National Life Separate Account C, we are transmitting for filing under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended, the above-referenced Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act for the purpose of making certain changes to the LiveWell Dynamic Annuity Contracts (the “Contracts”), flexible premium deferred registered index-linked and variable annuity contracts issued by the Company. The Contracts are registered on both Form S-1 (File No. 333-255059) and Form N-4 (File No. 333-255058) and share a single Form S-1/N-4 combined prospectus. The prospectus included in the Amendment is identical to the prospectus included in the corresponding Post-Effective Amendment No. 3 to the Registration Statement on Form S-1 filed on August 1, 2023 (Accession No. 0001193125-23-200627).

At the appropriate time, the Company will file post-effective amendments to both Registration Statements reflecting any disclosure changes made in response to Staff comments and any currently missing information, including any necessary financial statements and exhibits. Pursuant to discussions with the Staff, the Company intends to file such post-effective amendment to the Registration Statement on Form N-4 pursuant to paragraph (b) of Rule 485, which amendment will become automatically effective on November 13, 2023, and the Company intends to file an acceleration request for the Registration Statement on Form S-1 in which it will seek effectiveness no later than November 13, 2023. To this end, the Company notes that it is seeking to go effective using 2Q unaudited stub financials, which is permitted until November 13, 2023.

If we may assist you in any way in the processing of this filing, please contact the undersigned at 515-327-5890.

Very truly yours,

Sincerely,

/s/ Brett Agnew
Brett L. Agnew
Vice President and Associate General Counsel

MidlandNational.com